Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity

NOTE 7. SHAREHOLDERS’ EQUITY

Preference Shares — The Company is authorized to issue 2,000,000 preference shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. At June 30, 2021 and December 31, 2020, there were no preference shares issued or outstanding.

Ordinary Shares —  The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of the ordinary shares are entitled to one vote for each share. At June 30, 2021 and December 31, 2020, there were 3,600,000 and 4,331,351 ordinary shares issued and outstanding, excluding 13,800,000 and 13,068,649 ordinary shares subject to possible redemption, respectively.

The Company determined the ordinary shares subject to redemption to be equal to the redemption value of approximately $10.00 per share of ordinary shares while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Upon considering the impact of the PIPE financing and associated Subscription Agreements, it was concluded that the redemption value should include all shares of ordinary shares resulting in the ordinary shares subject to possible redemption being equal to $138,000,000. This resulted in a measurement adjustment to the initial carrying value of the ordinary shares subject to redemption with the offset recorded to additional paid-in capital and accumulated deficit.

NOTE 7. SHAREHOLDERS’ EQUITY

Preference Shares — The Company is authorized to issue 2,000,000 preference shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. At December 31, 2020 and 2019, there were no preference shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of the ordinary shares are entitled to one vote for each share. At December 31, 2020 and 2019, there were 4,331,351 and 4,178,231 ordinary shares issued and outstanding, excluding 13,068,649 and 13,221,769 ordinary shares subject to possible redemption, respectively, which includes the 2,887,500 Founder Shares not subject to forfeiture.

Warrants — The Public Warrants will become exercisable on the later of (a) the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon the exercise of the Public Warrants is not effective within 90 days from the consummation of a Business Combination, the holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the Public Warrants on a cashless basis pursuant to the exemption from registration provided by Section 3(a)(9) of the Securities Act provided that such exemption is available. If an exemption from registration is not available, holders will not be able to exercise their Public Warrants on a cashless basis. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	at any time while the Public Warrants are exercisable;
●	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder;
●	if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and
●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a capitalization of shares, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their exercise price or issuance of potential extension warrants in connection with an extension of the period of time for the Company to complete a Business Combination. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor, initial shareholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination, and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of a warrant will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional ordinary shares or equity-linked securities.

Representative Shares

In August 2019, the Company issued to the designees of EarlyBirdCapital 125,000 ordinary shares (the “Representative Shares”) for a nominal consideration. On October 17, 2019, the Company effected a share dividend of 0.2 of a share for each ordinary share in issue, resulting in EarlyBirdCapital holding an aggregate of 150,000 Representative Shares. The Company accounted for the Representative Shares as an offering cost of the Proposed Offering, with a corresponding credit to shareholders’ equity. The Company estimated the fair value of Representative Shares to be $1,137 based upon the price of the Founder Shares issued to the Sponsor. The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering pursuant to Rule 5110(g)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(g)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners.

SHAPEWAYS, INC
Stockholders' Equity

Note 10. Stockholders’ Equity

Convertible Preferred Stock

Preferred stock consisted of the following as of each balance sheet date:

	June 30, 2021
		Preferred			Common
		Stock			Stock
	Preferred	Issued			Issuable
	Stock	and	Liquidation	Conversion	Upon
	Authorized	Outstanding	Preference	Price	Conversion
Series A-1	4,999,900	—	$—	$1.0000	—
Series A-2	5,000,000	3,000,667	2,251	$1.0000	3,000,667
Series B	3,044,939	1,809,751	2,262	$1.6667	1,809,751
Series B-1	2,405,620	2,197,716	4,277	$2.5946	2,197,716
Series C	8,768,097	4,973,101	12,804	$3.4329	4,973,101
Series D	6,560,933	3,965,857	15,641	$5.2584	3,965,857
Series E	10,862,353	6,655,728	23,201	$3.4858	6,655,728
	41,641,842	22,602,820	$60,436		22,602,820

	December 31, 2020
		Preferred			Common
		Stock			Stock
	Preferred	Issued			Issuable
	Stock	and	Liquidation	Conversion	Upon
	Authorized	Outstanding	Preference	Price	Conversion
Series A-1	4,999,900	—	$—	$1.0000	—
Series A-2	5,000,000	3,000,667	2,251	$1.0000	3,000,667
Series B	3,044,939	1,809,751	2,262	$1.6667	1,809,751
Series B-1	2,405,620	2,174,591	4,232	$2.5946	2,174,591
Series C	8,768,097	4,973,101	12,804	$3.4329	4,973,101
Series D	6,560,933	3,965,857	15,641	$5.2584	3,965,857
Series E	10,862,353	6,655,728	23,201	$3.4858	6,655,728
	41,641,842	22,579,695	$60,391		22,579,695

The holders of the convertible preferred stock have the following rights and preferences:

Voting

The holders of the Series A-1, A-2, B, B-1, C, D, and E Preferred Stock (the “Preferred Stock”) are entitled to vote, on an as converted basis, together with the holders of common stock, on all matters submitted to stockholders for a vote. The holders of Preferred Stock also have separate voting rights on certain matters. Each holder of Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which each share of Preferred Stock is convertible at the time of such vote.

Conversion

Each share of convertible preferred stock is convertible at any time into a number of common shares as determined by dividing the original issue price for the relevant series by the conversion price. Conversion is automatic upon the earlier of i) the sale of common stock in a firm commitment underwritten public offering in which the aggregate gross proceeds raised is at least $75,000 or ii) upon written request from the holders of a majority of the then-outstanding shares of Preferred Stock.

Dividends

The holders of shares of Series B-1, C, D and E Preferred Stock shall be entitled to receive dividends which accrue daily at an annual rate of $0.2076, $0.2746, $0.4207, and $0.2789 per share, respectively, and are non-cumulative. The Company has no obligation to pay such dividends except when and if declared by the Board of Directors. As of June 30, 2021 and December 31, 2020, no dividends have been declared.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, first the holders of the Series E Preferred Stock will receive distributions at a price of $3.4858 per share, plus any declared but unpaid dividends. Upon payment in full to the holders of Series E Preferred Stock, the holders of the Series A-2, B, B-1, C, and D Preferred Stock will receive distributions at a price of $0.75, $1.25, $1.9460, $2.5747, and $3.9438 per share, respectively, plus any declared but unpaid dividends, with the holders of Series E Preferred Stock entitled to participate alongside these distributions based upon a fixed percentage. After payment to the holders of the Preferred Stock, remaining assets will be distributed pro rata among the holders of the common stock.

Preferred Stock Warrants

On March 8, 2013, the Company issued warrants to purchase a total of 23,125 shares of Series B-1 Preferred Stock. The warrants have an exercise price of $2.5946 per share and are exercisable for ten years from the date of grant. On May 10, 2021, the 23,125 warrants were exercised for 23,125 shares of Series B-1 Preferred Stock at an exercise price of $2.5946 per share.

On June 30, 2017, in connection with executing a loan agreement, the Company issued warrants to purchase a total of 57,051 shares of Series D Preferred Stock. The warrants have an exercise price of $5.2584 per share and are exercisable for ten years from the date of grant. As of June 30, 2021 and December 31, 2020, 57,051 of the warrants remained outstanding.

Common Stock

For the six months ended June 30, 2021 and year ended December 31, 2020, certain option holders exercised their rights under the stock-based compensation plan and were issued 134,877 and 171,546 shares of common stock for total proceeds of $71 and $47, respectively.

Common Warrants

On December 18, 2013, in connection with executing a loan agreement, the Company issued warrants to purchase 40,000 shares of common stock. The warrants have an exercise price of $1.25 per share and have an expiration date of December 18, 2023. As of June 30, 2021 and December 31, 2020, 40,000 of the warrants remained outstanding.

On February 3, 2014, in connection with executing a lease agreement, the Company issued warrants to purchase 248,000 shares of common stock. The warrants have an exercise price of $1.25 per share and shall expire upon the latest to occur i) seven years from the original issuance date or ii) five years from the effective date of an initial public offering. As of June 30, 2021 and December 31, 2020, 248,000 of the warrants remained outstanding.

On April 22, 2015, in connection to an amended loan agreement, the Company issued warrants to purchase 13,750 shares of common stock. The warrants have an exercise price of $1.70 per share and have an expiration date of April 22, 2025. As of June 30, 2021 and December 31, 2020, 13,750 of the warrants remained outstanding.

Note 10. Stockholders’ Equity

Convertible Preferred Stock

Preferred stock consisted of the following as of each balance sheet date:

	December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Liquidation	Conversion	Issuable Upon
	Authorized	Outstanding	Preference	Price	Conversion

Series A-1	4,999,900	—	$—	$1.0000	—
Series A-2	5,000,000	3,000,667	2,251	$1.0000	3,000,667
Series B	3,044,939	1,809,751	2,262	$1.6667	1,809,751
Series B-1	2,405,620	2,174,591	4,232	$2.5946	2,174,591
Series C	8,768,097	4,973,101	12,804	$3.4329	4,973,101
Series D	6,560,933	3,965,857	15,641	$5.2584	3,965,857
Series E	10,862,353	6,655,728	23,201	$3.4858	6,655,728
	41,641,842	22,579,695	$60,391		22,579,695

	December 31, 2019
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Liquidation	Conversion	Issuable Upon
	Authorized	Outstanding	Preference	Price	Conversion
Series A-1	4,999,900	—	$—	$1.0000	—
Series A-2	5,000,000	3,000,667	2,251	$1.0000	3,000,667
Series B	3,044,939	1,809,751	2,262	$1.6667	1,809,751
Series B-1	2,405,620	2,174,591	4,232	$2.5946	2,174,591
Series C	8,768,097	4,973,101	12,804	$3.4329	4,973,101
Series D	6,560,933	3,965,857	15,641	$5.2584	3,965,857
Series E	10,862,353	6,655,728	23,201	$3.4858	6,655,728
	41,641,842	22,579,695	$60,391		22,579,695

The holders of the convertible preferred stock have the following rights and preferences:

Voting

The holders of the Series A-1, A-2, B, B-1, C, D, and E Preferred Stock (the “Preferred Stock”) are entitled to vote, on an as converted basis, together with the holders of common stock, on all matters submitted to stockholders for a vote. The holders of Preferred Stock also have separate voting rights on certain matters. Each holder of Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which each share of Preferred Stock is convertible at the time of such vote.

Conversion

Each share of convertible preferred stock is convertible at any time into a number of common shares as determined by dividing the original issue price for the relevant series by the conversion price. Conversion is automatic upon the earlier of i) the sale of common stock in a firm commitment underwritten public offering in which the aggregate gross proceeds raised is at least $75,000 or ii) upon written request from the holders of a majority of the then-outstanding shares of Preferred Stock.

Dividends

The holders of shares of Series B-1, C, D and E Preferred Stock shall be entitled to receive dividends which accrue daily at an annual rate of $0.2076, $0.2746, $0.4207, and $0.2789 per share, respectively, and are non-cumulative. The Company has no obligation to pay such dividends except when and if declared by the Board of Directors. As of December 31, 2020 and 2019, no dividends have been declared.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, first the holders of the Series E Preferred Stock will receive distributions at a price of $3.4858 per share, plus any declared but unpaid dividends. Upon payment in full to the holders of Series E Preferred Stock, the holders of the Series A-2, B, B-1, C, and D Preferred Stock will receive distributions at a price of $0.75, $1.25, $1.9460, $2.5747, and $3.9438 per share, respectively, plus any declared but unpaid dividends, with the holders of Series E Preferred Stock entitled to participate alongside these distributions based upon a fixed percentage. After payment to the holders of the Preferred Stock, remaining assets will be distributed pro rata among the holders of the common stock.

Preferred Stock Warrants

On March 8, 2013, the Company issued warrants to purchase a total of 23,125 shares of Series B-1 Preferred Stock. The warrants have an exercise price of $2.5946 per share and are exercisable for ten years from the date of grant. As of December 31, 2020 and 2019, 23,125 of the warrants remained outstanding.

On June 30, 2017, in connection with executing a loan agreement, the Company issued warrants to purchase a total of 57,051 shares of Series D Preferred Stock. The warrants have an exercise price of $5.2584 per share and are exercisable for ten years from the date of grant. As of December 31, 2020 and 2019, 57,051 of the warrants remained outstanding.

Common Stock

For the years ended December 31, 2020 and 2019, certain option holders exercised their rights under the stock-based compensation plan and were issued 317,139 and 94,346 shares of common stock for total proceeds of $86 and $33, respectively.

Common Warrants

On December 18, 2013, in connection with executing a loan agreement, the Company issued warrants to purchase 40,000 shares of common stock. The warrants have an exercise price of $1.25 per share and have an expiration date of December 18, 2023. As of December 31, 2020 and 2019, 40,000 of the warrants remained outstanding.

On February 3, 2014, in connection with executing a lease agreement, the Company issued warrants to purchase 248,000 shares of common stock. The warrants have an exercise price of $1.25 per share and shall expire upon the latest to occur i) seven years from the original issuance date or ii) five years from the effective date of an initial public offering. As of December 31, 2020 and 2019, 248,000 of the warrants remained outstanding.

On April 22, 2015, in connection to an amended loan agreement, the Company issued warrants to purchase 13,750 shares of common stock. The warrants have an exercise price of $1.70 per share and have an expiration date of April 22, 2025. As of December 31, 2020 and 2019, 13,750 of the warrants remained outstanding.